Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$5,034	$2,938
Allowance for credit losses	(1,876)	(308)
Total accounts receivable, net	$3,158	$2,630

Movements of allowance for credit losses are as follows:

Beginning balance	$308	$121
Addition	1,554	187
Foreign exchange translation	14	-
Ending balance	$1,876	$308